Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of commitments and contingent liabilities [Abstract]
Disclosure of finance lease and operating lease by lessee [text block]
Future minimum lease payments under cancellable operating leases as follows:

	December 31, 2017	December 31, 2016	December 31, 2015
Within 1 year	2,006	1,984	2,055
After 1 year but not more than 5 years	7,335	7,362	6,731
More than 5 years	8,814	10,638	14,128
Total	18,155	19,984	22,914

Disclosure of finance lease and operating lease by lessor [text block]
Future minimum lease payments under cancellable operating leases as follows:

	December 31, 2017	December 31, 2016	December 31, 2015
Within 1 year	300	289	455
After 1 year but not more than 5 years	243	646	822
Total	543	935	1,277